Loans and Allowance for Loan Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 27,065	$ 25,972
Current		3,403,521	3,267,332
Total loans		3,430,586	3,293,304
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
Number of days past due		90 days	90 days
30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 9,189	$ 5,805
60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3,188	2,552
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		14,688	17,615
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		191,194	203,415
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,799	2,350
Current		161,810	173,523
Total loans		163,609	175,873
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		50	10
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		43	0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,706	2,340
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		27,585	27,542
Total loans		27,585	27,542
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		3,230,574	3,080,498
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		22,212	20,674
Current		2,801,875	2,639,998
Total loans		2,824,087	2,660,672
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		8,321	4,986
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,993	2,308
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		10,898	13,380
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		146	192
Current		71,500	60,309
Total loans		71,646	60,501
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		69	43
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		74	149
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,791	2,593
Current		332,050	356,732
Total loans		334,841	359,325
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		685	731
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		111	204
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,995	1,658
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		117	163
Current		8,701	9,228
Total loans		8,818	9,391
Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		64	35
Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		38	40
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		15	88
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		23,588	23,754
Current		2,668,747	2,627,033
Total loans	[1]	2,692,335	2,650,787
New York and Other States [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		7,198	4,970
New York and Other States [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3,113	2,260
New York and Other States [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		13,277	16,524
New York and Other States [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		178,905	188,414
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,799	2,340
Current		149,567	158,625
Total loans	[1]	151,366	160,965
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		50	0
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		43	0
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,706	2,340
New York and Other States [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		27,539	27,449
Total loans	[1]	27,539	27,449
New York and Other States [Member] | Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
New York and Other States [Member] | Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
New York and Other States [Member] | Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		18,946	18,887
Current		2,139,958	2,075,070
Total loans	[1]	2,158,904	2,093,957
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		6,379	4,321
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,924	2,037
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		9,643	12,529
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		127	192
Current		60,765	52,059
Total loans	[1]	60,892	52,251
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		50	43
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		74	149
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		2,635	2,194
Current		283,951	305,971
Total loans	[1]	286,586	308,165
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		685	572
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		111	204
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,839	1,418
New York and Other States [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		81	141
Current		6,967	7,859
Total loans	[1]	7,048	8,000
New York and Other States [Member] | Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		34	34
New York and Other States [Member] | Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		32	19
New York and Other States [Member] | Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		15	88
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3,477	2,218
Current		734,774	640,299
Total loans		738,251	642,517
Florida [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,991	835
Florida [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		75	292
Florida [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,411	1,091
Florida [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans		12,289	15,001
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	10
Current		12,243	14,898
Total loans		12,243	14,908
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	10
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Current		46	93
Total loans		46	93
Florida [Member] | Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		3,266	1,787
Current		661,917	564,928
Total loans		665,183	566,715
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,942	665
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		69	271
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		1,255	851
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		19	0
Current		10,735	8,250
Total loans		10,754	8,250
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		19	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		156	399
Current		48,099	50,761
Total loans		48,255	51,160
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	159
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		156	240
Florida [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		36	22
Current		1,734	1,369
Total loans		1,770	1,391
Florida [Member] | Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		30	1
Florida [Member] | Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		6	21
Florida [Member] | Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Total 30+ days Past Due		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.